Condensed Financial Statements of the Company - Schedule Of Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Aug. 26, 2019	Dec. 31, 2018	Sep. 19, 2018	Sep. 09, 2018
Common stock, par value per share	$ 0.00001	$ 0.00001			$ 1.00
Common stock, shares authorized	5,000,000,000	5,000,000,000	50,000		50,000
Common stock, shares issued	70,488,700	70,488,700	1	1
Common stock, shares outstanding	70,488,700	70,488,700		1		1
Parent Company [Member]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	70,488,700	70,488,700
Common stock, shares outstanding	70,488,700	70,488,700